NOTE 6 - SOFTWARE DEVELOPMENT COSTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Finite-Lived Intangible Assets [Abstract]
Capitalized software development costs	$ 0	$ 2,724,082
Accumulated amortization	0	(1,847,274)
Sub-total	0	876,808
Cumulative Impairment charge	0	(876,808)
Total	$ 0	$ 0